Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES
Basis of Presentation
The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the U.S. (“U.S. GAAP”).
Use of Estimates
The preparation of consolidated financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company evaluates its assumptions on an ongoing basis. The Company’s management believes that the estimates, judgment, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Consolidation
The consolidated financial statements include the accounts of Talkspace, Inc. and its subsidiaries. The Company consolidates all subsidiaries in which it has a controlling financial interest. Intercompany transactions and balances have been eliminated upon consolidation.
Business Combination
The Company accounts for business combinations in accordance with ASC No. 805, “Business Combinations” (“ASC No. 805”). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling
interest at the acquisition date, measured at their fair values as of that date. The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Acquisition related costs are expensed to the statement of operations in the period incurred.
Financial statements in U.S. dollars
Most of the Company’s revenues and costs are denominated in United States dollar (“dollar”). The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company and each of its subsidiaries operate. Thus, the dollar is the Company’s functional and reporting currency.
Accordingly,
non-dollar
denominated transactions and balances have been
re-measured
into the functional currency in accordance with Accounting Standard Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses from the re-measured
monetary balance sheet items are reflected in the statements of comprehensive loss as financial income or expenses, as appropriate.
Operating Segments
The Company operates its business in a single segment and as one reporting unit, which is how its chief operating decision maker, the Company’s Interim Chief Executive Officer, reviews financial performance and allocates resources. The majority of the Company’s operations are based in the United States.
Cash and cash equivalents
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash and with original maturities of three months or less at acquisition.
Property and equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers	33
Electronic equipment	15
Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired.
ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests under certain circumstances and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.
ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step
quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step
impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.
Intangible Assets
Acquired identifiable finite-lived intangible assets are amortized on a straight-line basis or accelerated method over the estimated useful lives of the assets. The basis of amortization approximates the pattern in which the assets are utilized, over their estimated useful lives. The Company routinely reviews the remaining estimated useful lives of finite-lived intangible assets. In case the Company reduces the estimated useful life for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life.
Impairment of long-lived assets and intangible assets subject to amortization
Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment losses were recorded during the years ended December 31, 2021, 2020 or 2019.
Revenue recognition
The Company recognizes revenues in accordance with ASC 606, “Revenue from Contracts with Customers”. As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.
A contract with a customer exists only when the parties to the contract have approved it and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct services to be transferred (“performance obligations”), the Company can determine the transaction price for the services to be transferred, the contract has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the services that will be transferred to the customer.
The Company is operating a virtual behavioral healthcare business that connects individuals and licensed therapists, psychologists and psychiatrists (“therapists”) with an online platform for one-on-one
therapy delivered via messaging, audio and video. Individuals access the Company’s services through the Company’s website or mobile app.
Revenues are recognized when the Company satisfies its performance obligation to perform its defined contractual obligations to provide virtual behavioral healthcare services. Revenue is recognized in an amount that reflects the consideration that is expected in exchange for the service rendered.
The Company provides its services directly to individuals, enterprises, health insurance organizations and employee assistance organizations. Subscription fees that derived from individuals are prepaid and recognized as services over the subscription period. Individuals may cancel their subscription at any time and will receive a pro-rata
refund for the subscription price.
The Company contracts with enterprises to provide access to its therapist platform for their employees, primarily based on a per-member-per-month
access fee model. Revenues from access fees are recognized ratably over the contractual term period. Contracts with enterprises are one or more years in length with the ability to provide 60 days advance notice prior to termination at each year mark during the term. On occasion and depending on the customer, the Company allows for an intra-year termination upon a
60-day
or
90-day
advance notice following the expiration of the contract’s first year.
The Company also contracts with health insurance and employee assistance (EAP) organizations to provide its therapy and psychiatry services to their eligible covered members. Revenue is recognized at a point in time, as virtual therapy or psychiatry session is rendered. Contracts with health insurance and EAP organizations include annual evergreen clauses and generally may be terminated by either party typically upon a minimum
30-day
advance notice.
The Company elected to use the practical expedient and recognize the incremental costs of obtaining contracts as an expense since the amortization period of the assets that the Company otherwise would have recognized is one year or less.
Deferred Revenue
The Company records contract liabilities as deferred revenues, when it receives payments from customers before performance obligations have been performed and satisfied. The Company recognizes deferred revenues as revenues in the statement of operations and comprehensive loss once performance obligations have been performed and satisfied. The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the unsatisfied performance obligations at the end of reporting period. The Company anticipates that it will satisfy all of its performance obligations associated with the deferred revenue within the prospective fiscal year.
Cost of revenues
Cost of revenues consists of therapist payments and costs for cloud-based hosting and managing.
Operating expenses
Operating expenses consist of research and development, clinical operations, sales and marketing, and general and administrative expenses.
Research and development expenses
Research and development expenses include personnel and related expenses for software development and engineering, information technology infrastructure, security and privacy compliance and product development (inclusive of stock-based compensation for the Company’s research and development employees), third-party services and contractors related to research and development, information technology, software-related costs, and cost savings related to the application of research grant proceeds. Research grant proceeds for the years ending December 31, 2021 and 2020 were $1.2 million and $0.1 million, respectively. No research grant proceeds were received for the year ending December 31, 2019.
Software development expenses also include costs to develop software to be used solely to meet internal needs and applications used to deliver our services. These software development costs meet the criteria for capitalization once the preliminary project stage is complete and it is probable that the project will be completed and the software will be used to perform the function intended. Development costs that meet the criteria for capitalization were not material to date.
Clinical operations expenses
Clinical operations expenses are associated with the management of the Company’s network of therapists. Such costs consist of recruiting, credentialing, onboarding, training, performing ongoing quality assurance activities (inclusive of stock-based compensation for the Company’s clinical operations employees), costs of third-party services and contractors related to recruiting and training and software-related costs.
Sales and marketing expenses
Sales expenses consist primarily of employee-related expenses, including salaries, benefits, commissions, travel and stock-based compensation costs for the Company’s employees engaged in sales and account management.
Marketing expenses consist primarily of advertising and marketing expenses for consumer acquisition and engagement, as well as personnel costs, including salaries, benefits, bonuses, stock-based compensation expense for marketing employees and third-party services and contractors. Marketing expenses also include third-party software subscription services, third-party independent research, participation in trade shows, brand messaging and costs of communications materials that are produced for the Company’s clients to generate greater awareness and utilization of our platform among our health plan and enterprise clients.
Advertising costs are expensed when incurred and include all campaigns to the Company’s platform. For the years ended December 31, 2021, 2020 and 2019 advertising expenses were $69.3 million, $31.5 million and $18.9 million, respectively.
General and administrative expenses
General and administrative expenses consist primarily of personnel costs, including salaries, benefits, bonuses and stock-based compensation expense for the Company’s executive, finance, accounting, legal and human resources functions, as well as professional fees, occupancy costs, and other general overhead costs.
Concentrations of credit risks
Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable.
The majority of the Company’s cash and cash equivalents are maintained in U.S. dollar. Generally, these cash and cash equivalents and deposits may be redeemed upon demand. Although the Company deposits its cash with multiple financial institutions in U.S. its deposits, at times, may exceed federally insured limits. Management believes that the financial institutions that hold the Company’s and its subsidiaries’ cash and cash equivalents are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these assets.
The Company’s accounts receivable are derived from sales to customers in the United States. Concentration of credit risk with respect to accounts receivable is limited by credit limits, ongoing credit evaluation and account monitoring procedures.
Revenue Reserves
Revenue reserves relate primarily to allowances for balances which collection is uncertain and estimated refunds. Account receivables are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced, net of the impact from revenue reserves. Revenue reserves are based on the Company’s assessment of historical collection experience. The Company regularly reviews the adequacy of its reserve based on a combination of factors, including an assessment of the current customer’s aging balance, the nature of the balance and any receivables in dispute. The Company accrues for estimated refunds in the period in which the related revenue is recognized. Revenue reserves are recorded as a reduction against revenue when identified. Refer to Note 5, “Revenue Recognition” for further information.
No single customer represented 10% or more of total revenue during the years ended December 31, 2021, 2020 and 2019. As of December 31, 2021, one customer represents 16.8% of the accounts receivable balance. As of December 31, 2020, one customer represented 26.6% of the accounts receivable balance. As of December 31, 2019, three customers represented 25.7%, 12.6% and 10.8% of the accounts receivable balance.
Stock-based compensation
The Company accounts for stock-based compensation in accordance with ASC 718,“Compensation-Stock Compensation”, which requires compensation expenses to be recognized in the consolidated statements of operations and comprehensive loss at grant date fair value over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.
The fair value of restricted stock units is measured as the grant-date closing price of the Company’s common stock. The fair value of stock options is determined using the Black-Scholes-Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical share price movements as adequate historical experience is not available to provide a reasonable estimate. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is calculated based on the yield from U.S. Treasury zero-coupon
bonds with an equivalent term. The Company has historically not paid dividends and have no foreseeable plans to pay dividends.
Determination of Fair Value of our Common Stock prior to the Business Combination
Due to the absence of an active market for our shares of common stock prior to the Business Combination, the grant-date fair market value of the common shares underlying stock options was historically determined by management with the assistance of third-party valuation specialists and approved by the Company’s board of directors. Because there was no public market for the Company’s common shares, the Board of Directors exercised reasonable judgment and considered a number of objective and subjective factors to determine the best estimate of the fair market value, which included important developments in the Company’s operations, the prices at which the Company sold shares of its convertible preferred shares, the rights, preferences and privileges of the Company’s convertible preferred shares relative to those of the Company’s common shares, actual operating results, financial performance and the lack of marketability of the Company’s common shares.
Fair value of financial instruments
The Company applies ASC 820, “Fair Value Measurements and Disclosures”. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The hierarchy is broken down into three levels based on the inputs as follows:
Level 1: Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.
Level 2: Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
Income taxes
The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in its financial statements or tax returns. The net deferred tax assets assume sufficient future earnings for their realization, as well as the continued application of currently enacted tax rates. Included in net deferred tax assets is a valuation allowance for deferred tax assets, where management believes it is more-likely-than-not
that the deferred tax assets will not be realized in the relevant jurisdiction. If the Company determines that a deferred tax asset will not be realizable, an adjustment to the deferred tax asset will result in a reduction of net earnings at that time. Accrued interest and penalties are included within the related tax asset or liability in the accompanying financial statements.
The Company follows the provisions in ASC 740 and the guidance related to accounting for uncertainty in income taxes. The Company determines its uncertain tax positions based on a determination of whether and how much of a tax benefit taken in its tax filings or positions is more likely than not to be sustained upon examination by the relevant income tax authorities. The Company is subject to U.S. federal and state and Israeli income taxes with varying statutes of limitations. The Company is not currently under examination by any income tax authority, nor has it been notified that an examination is contemplated. The Company is no longer subject to U.S. federal, state or local income tax examinations by the tax authorities for years before 2018. The Israel subsidiary tax assessments filed by the Company through the 2015 are considered closed; tax years after 2015 remain open to examination due to the carryover of net operating losses. The Company’s policy is to recognize interest related to unrecognized tax benefits as interest expense and penalties as operating expenses.
As of December 31, 2021 and 2020 the Company did not record any provision for uncertain tax positions. The Company does not anticipate that the assessment will significantly increase or decrease within the next 12 months. No accrued interest or penalties were accrued as of December 31, 2021 and 2020.
Net loss per share
The Company computes net loss per share using the
two-class
method required for participating securities. The
two-class
method requires income available to ordinary shareholders for the period to be allocated between shares of common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. For the years ended December 31, 2020 and 2019, the Company considered its convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of shares of common stock, on a pro-rata
basis assuming conversion of all convertible preferred shares into shares of common stock.
These participating securities did not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the years ended December 31, 2020 and 2019 were not allocated to the Company’s participating securities.
The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of common stock outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted
method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of shares of common stock are anti-dilutive.
Recently Issued Accounting Pronouncements
In November 2021, the Financial Accounting Standards Board (“FASB”) issued ASU
2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance, which requires entities to disclose information about certain types of government assistance they receive in the notes to the financial statements. Entities are required to provide the new disclosures prospectively for all transactions with a government entity that are accounted for under either a grant or a contribution accounting model and are reflected in the financial statements at the date of initially applying the new amendments, and to new transactions entered into after that date. Retrospective application of the guidance is permitted. The amendments in this ASU are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. The Company adopted this guidance on January 1, 2022 and the adoption did not have a significant impact on its consolidated financial statements or related disclosures.
In May 2021, the FASB issued ASU
2021-04—Earnings
Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options, which clarifies and reduces diversity in accounting for modifications or exchanges of freestanding equity-written call options that remain equity classified after modifications or exchanges based on the substance of the transactions. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company adopted this guidance on January 1, 2022 and the adoption did not have an impact on its consolidated financial statements.
Recently Adopted Accounting Pronouncements
ASU
2016-02,
“Leases” (Topic 842 )
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842). This ASU clarifies the definition of a lease and requires a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-to-use
asset representing its right to use the underlying asset for the lease term. The Company adopted ASC 842 on January 1, 2021 and did not restate comparative periods. In addition, the Company elected the available practical expedients discussed below on adoption.
The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC
842-10-25-2.
If any of these five criteria is met, the Company classifies the lease as a finance lease. Otherwise, the Company classifies the lease as an operating lease. As of December 31, 2021, all arrangements were classified as operating leases.
Operating leases are included in operating lease
right-of-use
(“ROU”) assets and operating lease liabilities in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. Operating lease expenses are recognized on a straight-line basis over the lease term.
The new standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, the Company does not recognize ROU assets or lease liabilities, including not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition, but recognizes lease expenses over the lease term on a straight-line basis. The Company also elected the practical expedient to not separate lease and non-lease
components for all of the Company’s leases.
The Company does not currently have any leases with terms in excess of 12 months. The Company adopted this ASU with no impact on its consolidated financial statements or related disclosures.